SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Office Equipment [Member]
Estimated useful lives	3 years	3 years
Furniture & fttings [Member]
Estimated useful lives		5 years
Renovation [Member]
Estimated useful lives	10 years	10 years
Computer [Member]
Estimated useful lives	5 years	5 years
Motor Vehicle [Member]
Estimated useful lives		5 years
Motor Vehicle [Member]
Estimated useful lives	5 years
Furniture & fittings [Member]
Estimated useful lives	5 years
Plant And Machinery [Member] | Minimum
Estimated useful lives	10 years	10 years
Plant And Machinery [Member] | Maximum
Estimated useful lives	5 years	5 years
Land and Building [Member] | Minimum
Estimated useful lives		27 years 6 months
Land and Building [Member] | Maximum
Estimated useful lives		3 years